Equity and Divestiture - Schedule of Recognized the Following Warrant Obligations (Details) - BRL (R$) R$ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Beginning Balance	R$ 19,817	R$ 4,464
Change in fair value	(15,353)	(1,901)
Ending Balance	4,464	2,563
Public Warrants [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	9,887	2,227
Change in fair value	(7,660)	(948)
Ending Balance	2,227	1,279
Private Placement Warrants [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	9,930	2,237
Change in fair value	(7,693)	(953)
Ending Balance	R$ 2,237	R$ 1,284